Property and Equipment (Tables)	12 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

At June 30, 2019 and 2018, the Company’s property and equipment consist of the following:

	June 30,
	2019	2018
Computer equipment	$11,048	$-
Research equipment	48,383	48,383
Office and marketing	151,118	151,118
Property and equipment, at cost	210,549	199,501
Less: accumulated depreciation	(199,501)	(199,501)
Property and equipment, net	$11,048	$-